Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Totals for CEO(1) ($)		Compensation Actually Paid to CEO(2) ($)		Average Summary Comp. Table Total for Non-CEO Named Executive Officers(3) ($)	Average Comp. Actually Paid to Non-CEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7) ($)	AFFO/Share (non-GAAP)(8) ($)	Supplemental Financial Performance Measure: Revenue (millions)(9) ($)

	Prior CEO	CEO	Prior CEO	CEO			Total Stock-holder Return(5) ($)	Peer Group Total Stock-holder Return(6) ($)

2024	23,348,779	36,601,248	12,859,730	46,018,047	8,255,046	8,357,428	176.49	114.71	814	35.02	8,748
2023	23,927,452	—	33,348,387	—	8,625,580	7,543,407	147.75	109.95	969	32.11	8,188
2022	22,282,928	—	12,613,714	—	8,315,931	5,927,330	117.82	98.62	705	29.55	7,263
2021	23,248,193	—	33,570,911	—	6,991,224	10,013,447	149.41	131.68	500	27.11	6,636
2020	25,836,268	—	33,284,734	—	7,522,729	10,302,386	124.23	94.14	370	24.76	5,999

Company Selected Measure Name	AFFO/Share
Named Executive Officers, Footnote	The dollar amounts reported in these column are the amounts of total compensation reported for Ms. Fox-Martin, who joined the company in June 2024 as our CEO and President, and Mr. Meyers who served as our CEO and President for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) through June 2024, before transitioning to Executive Chairman. For additional information, please refer to the section of this proxy statement titled “Executive compensation tables and related information — Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our named executive officers as a group (excluding Ms. Fox-Martin and Mr. Meyers) (the “Non-CEO Named Executive Officers”) for each corresponding year in the “Total” column of the SCT in each applicable year. The names of each of the Non-CEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Taylor, Mr. Abdel, Mr. Campbell, Mr. Lin, Ms. Morandi and Ms. Williamson (ii) for 2023, Mr. Taylor, Mr. Campbell, Scott Crenshaw, Ms. Morandi and Karl Strohmeyer, (iii) for 2022, Mr. Taylor, Mr. Crenshaw, Ms. Morandi, and Mr. Strohmeyer, (iv) for 2021, Mr. Taylor, Sara Baack, Mr. Campbell, Ms. Morandi and Mr. Strohmeyer, and (v) for 2020, Mr. Taylor, Ms. Baack, Ms. Morandi and Mr. Strohmeyer.
Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the weighted peer group total stockholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: FTSE NAREIT All REITs Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these column represent the amount of “compensation actually paid” to Ms. Fox-Martin and Mr. Meyers, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Fox-Martin and Mr. Meyers’ total compensation as reported in the SCT for each year to determine the compensation actually paid to Ms. Fox-Martin and Mr. Meyers:

Year	SCT Total for CEO ($)	(Minus) Value of Equity Awards Reported in SCT(a) ($)	Plus Equity Award Adjustments(b) ($)	Compensation Actually Paid to CEO(c) ($)

Adaire Fox-Martin
2024	36,601,248	(35,676,826)	45,093,625	46,018,047
Charles Meyers
2024	23,348,779	(22,613,055)	12,124,006	12,859,730
2023	23,927,452	(22,821,961)	32,242,896	33,348,387
2022	22,282,928	(21,145,956)	11,476,742	12,613,714
2021	23,248,193	(22,150,441)	32,473,159	33,570,911
2020	25,836,268	(24,748,074)	32,196,540	33,284,734
(a)The amounts shown in this column reflect the total grant date fair value of equity awards granted to Ms. Fox-Martin and Mr. Meyers for the applicable year reported in the “Stock Awards” column of the SCT.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) for any awards granted in the applicable year that are outstanding and unvested as of the end of the year, the year-end fair value of those awards; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the applicable year, the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of those awards; (iii) for any awards that were granted and became vested in the same applicable year, the fair value of those awards as of the vesting date; (iv) for any awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value of those awards as of the vesting date (from the end of the prior fiscal year); (v) for any awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year by being below target shares granted, a deduction for the amount equal to the fair value of those awards as of the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

Adaire Fox-Martin
2024	39,264,772	—	5,447,487	(12,948)	—	394,314	45,093,625
Charles Meyers
2024	9,731,562	2,522,203	—	(853,746)	—	723,987	12,124,006
2023	24,543,129	4,485,873	—	2,357,679	—	856,215	32,242,896
2022	22,020,915	(7,279,443)	—	(4,036,337)	—	771,607	11,476,742
2021	26,697,460	5,050,791	—	(178,945)	—	903,852	32,473,159
2020	25,440,598	4,828,550	522,848	780,791	—	623,754	32,196,540
(c)The amount shown for each applicable year is calculated as (i) the amount shown in the “SCT Total for CEO” column, less (ii) the amount shown in the “Value of Equity Awards Reported in SCT” column, plus or minus (iii) the amount shown in the “Equity Awards Adjustments” column.

Non-PEO NEO Average Total Compensation Amount	$ 8,255,046	$ 8,625,580	$ 8,315,931	$ 6,991,224	$ 7,522,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,357,428	7,543,407	5,927,330	10,013,447	10,302,386
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-CEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-CEO Named Executive Officers as a group based on the SCT for each year to determine the compensation actually paid, using the same methodology described above in footnote 2 but as applied to the Non-CEO Named Executive Officers as a group:

Year	Average SCT Total for Non-CEO Named Executive Officers ($)	(Minus) Average Value of Equity Awards Reported in SCT ($)	Plus Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)

2024	8,255,046	(7,604,411)	7,706,793	8,357,428
2023	8,625,580	(8,020,687)	6,938,514	7,543,407
2022	8,315,931	(7,760,856)	5,372,255	5,927,330
2021	6,991,224	(6,389,618)	9,411,841	10,013,447
2020	7,522,729	(6,911,006)	9,690,663	10,302,386
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Year-over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Applicable Year ($)	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Applicable Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Applicable Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)

2024	6,762,109	839,055	79,886	(201,713)	—	227,456	7,706,793
2023	6,682,151	1,053,116	—	642,534	(1,657,839)	218,552	6,938,514
2022	7,871,911	(1,672,389)	—	(1,036,970)	—	209,703	5,372,255
2021	7,672,979	1,598,103	—	(124,870)	—	265,629	9,411,841
2020	7,114,378	1,997,780	110,177	249,549	—	218,779	9,690,663

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VERSUS TSR As shown in the chart below, the Chief Executive Officer and other named executive officers’ compensation actually paid amounts are generally aligned with our TSR.
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VERSUS NET INCOME The chart below shows the relationship between the Chief Executive Officer and other named executive officers’ compensation actually paid and net income.
Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID VERSUS COMPANY-SELECTED MEASURE (“CSM”)
The chart below compares the Chief Executive Officer and other named executive officers’ compensation actually paid to AFFO/Share (non-GAAP), which is our CSM.

Total Shareholder Return Vs Peer Group
TSR: EQUINIX VERSUS FTSE NAREIT ALL REITS INDEX
As shown in the chart below, our three-year cumulative TSR exceeds the TSR for companies included in our peer group index, primarily due to our stock performance during this period.

Tabular List, Table	AFFO/Share •Revenue •Total Stockholder Return
Total Shareholder Return Amount	$ 176.49	147.75	117.82	149.41	124.23
Peer Group Total Shareholder Return Amount	114.71	109.95	98.62	131.68	94.14
Net Income (Loss)	$ 814,000,000	$ 969,000,000	$ 705,000,000	$ 500,000,000	$ 370,000,000
Company Selected Measure Amount	35,020,000.00	32,110,000	29,550,000	27,110,000	24,760,000
Additional 402(v) Disclosure	Total Stockholder Return is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO/Share
Non-GAAP Measure Description	For a full reconciliation of GAAP to non-GAAP financial measures, please refer to Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
SUPPLEMENTAL: COMPENSATION ACTUALLY PAID VERSUS REVENUE
The chart below compares the Chief Executive Officer and other named executive officers’ compensation actually paid to our supplemental financial measure, revenue.

Other Performance Measure, Amount	8,748,000,000	8,188,000,000	7,263,000,000	6,636,000,000	5,999,000,000
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Charles Meyers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,348,779	$ 23,927,452	$ 22,282,928	$ 23,248,193	$ 25,836,268
PEO Actually Paid Compensation Amount	$ 12,859,730	33,348,387	12,613,714	33,570,911	33,284,734
PEO Name	Mr. Meyers
Adaire Fox-Martin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 36,601,248
PEO Actually Paid Compensation Amount	$ 46,018,047
PEO Name	Ms. Fox-Martin
PEO | Charles Meyers [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,124,006	32,242,896	11,476,742	32,473,159	32,196,540
PEO | Charles Meyers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,613,055)	(22,821,961)	(21,145,956)	(22,150,441)	(24,748,074)
PEO | Charles Meyers [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,124,006	32,242,896	11,476,742	32,473,159	32,196,540
PEO | Charles Meyers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,731,562	24,543,129	22,020,915	26,697,460	25,440,598
PEO | Charles Meyers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,522,203	4,485,873	(7,279,443)	5,050,791	4,828,550
PEO | Charles Meyers [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					522,848
PEO | Charles Meyers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(853,746)	2,357,679	(4,036,337)	(178,945)	780,791
PEO | Charles Meyers [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,987	856,215	771,607	903,852	623,754
PEO | Adaire Fox-Martin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,093,625
PEO | Adaire Fox-Martin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,676,826)
PEO | Adaire Fox-Martin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,093,625
PEO | Adaire Fox-Martin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,264,772
PEO | Adaire Fox-Martin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,447,487
PEO | Adaire Fox-Martin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,948)
PEO | Adaire Fox-Martin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,314
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,706,793	6,938,514	5,372,255	9,411,841	9,690,663
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,706,793	6,938,514	5,372,255	9,411,841	9,690,663
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,604,411)	(8,020,687)	(7,760,856)	(6,389,618)	(6,911,006)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,762,109	6,682,151	7,871,911	7,672,979	7,114,378
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	839,055	1,053,116	(1,672,389)	1,598,103	1,997,780
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,886				110,177
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,713)	642,534	(1,036,970)	(124,870)	249,549
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,657,839)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 227,456	$ 218,552	$ 209,703	$ 265,629	$ 218,779